Business Combinations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Aug. 04, 2021	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		77,264,139	77,180,429
Unigas Intl B.V [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	33.33%
Ultraship Crewing Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	25.00%
Ultraship Services Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Ultranav [Member]
Business Acquisition [Line Items]
Total consideration	$ 410.4
Equity consideration	202.9
Debt and other liabilities assumed	$ 207.5
Ultranav [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	21.2
Business Acquisition, Share Price	$ 9.57